Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 401 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 260,632,787	$ 241,150,949
EBP, Employer Contribution, Receivable	0	190,930
EBP, Participant Contribution, Receivable	0	189,906
EBP, Note Receivable from Participant	7,725,638	6,890,101
EBP, Receivable	7,725,638	7,270,937
EBP, Net Asset Available for Benefit	268,358,425	248,421,886
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	8,579,952,009	7,759,736,605
EBP, Investment, Plan Interest in Master Trust, Fair Value	260,632,787	241,150,949
EBP, Employer Contribution, Receivable	0	190,930
EBP, Participant Contribution, Receivable	0	189,906
EBP, Note Receivable from Participant	7,725,638	6,890,101
EBP, Receivable	7,725,638	7,270,937
EBP, Net Asset Available for Benefit	268,358,425	248,421,886
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	36,654,631	52,505,315
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	579,427	485,413
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	11,721,166	9,968,458
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	10,056,700	8,780,331
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	575,852	165,425
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	22,353,718	18,914,214
EBP, Change in Net Asset Available for Benefit, Increase	59,587,776	71,904,942
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	39,428,971	35,132,118
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	222,266	296,462
EBP, Change in Net Asset Available for Benefit, Decrease	39,651,237	35,428,580
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	19,936,539	36,476,362
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	260,632,787	241,150,949
EBP, Employer Contribution, Receivable	0	190,930
EBP, Participant Contribution, Receivable	0	189,906
EBP, Note Receivable from Participant	7,725,638	6,890,101
EBP, Receivable	7,725,638	7,270,937
EBP, Net Asset Available for Benefit	268,358,425	248,421,886
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	564,208	9,969,970
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	93,841,242	800,134,682
EBP, Investment, Plan Interest in Master Trust, Fair Value	564,208	9,969,970
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	564,208	9,969,970
EBP, Self-Directed Brokerage Account
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	10,863,554	9,744,712
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
EBP, Investment, Plan Interest in Master Trust, Fair Value	10,863,554	9,744,712
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	10,863,554	9,744,712
Trane Technologies Stock Fund
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	56,510,819	62,450,991
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
EBP, Investment, Plan Interest in Master Trust, Fair Value	56,510,819	62,450,991
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 56,510,819	$ 62,450,991